Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Schedule of cash and cash equivalents [Abstract]
Cash and deposits for immediate withdrawal		$ 15,371	$ 20,075
Cash equivalents in USD deposits	[1]		47,011
Cash equivalents in NIS deposits	[2]	3,216	3,111
Total Cash and Cash Equivalents		$ 18,587	$ 70,197

[1]	The deposits bear interest of 0.21%-0.52% per year, as of December 31, 2020.
[2]	The deposits bear interest of 0.28% per year, as of December 31, 2021 and 0.18% per year, as of December 31, 2020.